UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor Growth Equity Fund
Schedule of Investments
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.59%
Administrative and Support Services - 0.14%
AECOM Technology Corp. (a)	5,387	125,786

Air Transportation - 0.28%
Alaska Air Group, Inc. (a)	3,727	255,560

Ambulatory Health Care Services - 0.13%
Air Methods Corp. (a)	1,353	122,081

Amusement, Gambling, and Recreation Industries - 0.33%
Six Flags Entertainment Corp.	6,851	310,076

Animal Production - 0.37%
Cal-Maine Foods, Inc.	8,879	341,842

Apparel Manufacturing - 0.11%
Under Armour, Inc. (a)	1,168	104,232

Beverage and Tobacco Product Manufacturing - 3.76%
Altria Group, Inc.	7,548	227,195
Boston Beer Co., Inc. (a)	897	84,784
Coca-Cola Enterprises, Inc.	8,406	242,933
Monster Beverage Corp. (a)	3,870	221,325
PepsiCo, Inc.	12,202	767,995
Philip Morris International, Inc.	19,672	1,643,005
Reynolds American, Inc.	7,192	301,561
		3,488,798
Broadcasting (except Internet) - 1.40%
Comcast Corp.	18,214	535,127
DIRECTTV (a)	11,538	534,440
Discovery Communications, Inc. (a)	4,920	229,518
		1,299,085
Building Material and Garden Equipment and Supplies Dealers - 0.67%
Home Depot, Inc.	13,034	620,027

Capital Goods - 0.34%
Aircastle Ltd. (b)	22,939	312,200

Chemical Manufacturing - 9.38%
Abbott Laboratories	19,323	1,093,874
Alexion Pharmaceuticals, Inc. (a)	3,316	277,649
CARBO Ceramics, Inc.	799	73,228
Celanese Corp.	3,551	168,921
CF Industries Holdings, Inc.	2,675	497,550
Colgate-Palmolive Co.	5,036	469,255
E.I. du Pont de Nemours & Co.	5,703	289,998
Eastman Chemical Co.	12,793	692,485
Endo Pharmaceuticals Holdings, Inc. (a)	3,584	132,859
Gilead Sciences, Inc. (a)	5,610	255,255
Innophos Holdings, Inc.	6,209	312,810
Johnson & Johnson	7,124	463,630
Kraton Performance Polymers, Inc. (a)	5,384	149,621
LSB Industries, Inc. (a)	4,114	165,465
LyondellBasell Industries NV (b)	13,165	568,465
Monsanto Co.	4,625	357,883
Olin Corp.	9,574	201,341
PDL BioPharma, Inc.	29,730	189,677
Perrigo Co.	3,441	354,629
Polypore International, Inc. (a)	3,186	131,009
Praxair, Inc.	966	105,294
Questcor Pharmaceuticals Inc Com (a)	17,464	679,350
Solutia, Inc.	5,204	146,284
The Mosaic Co.	4,193	242,146
Tupperware Brands Corp.	4,658	292,010
Watson Pharmaceuticals, Inc. (a)	2,848	166,095
Westlake Chemical Corp.	3,544	213,455
		8,690,238
Clothing and Clothing Accessories Stores - 1.88%
Buckle, Inc.	4,340	194,953
DSW, Inc.	4,921	277,544
Genesco, Inc. (a)	4,348	296,273
Limited Brands, Inc.	4,088	190,215
Ross Stores, Inc.	10,066	536,819
Tiffany & Co.	2,064	134,181
TJX Companies, Inc.	3,314	121,326
		1,751,311
Computer and Electronic Product Manufacturing - 13.96%
Apple, Inc. (a)	9,066	4,917,760
Atmel Corp. (a)	7,982	80,698
Dell, Inc. (a)	13,115	226,890
EMC Corp. (a)	28,987	802,650
FEI Co. (a)	6,278	279,497
Fossil, Inc. (a)	2,007	244,814
Harris Corp.	9,836	429,145
International Business Machines Corp.	18,234	3,587,174
IPG Photonics Corp. (a)	3,355	176,574
Loral Space & Communications, Inc. (a)	5,309	378,213
Mettler-Toledo International, Inc. (a)	1,048	188,933
QUALCOMM, Inc.	17,572	1,092,627
St. Jude Medical, Inc.	3,018	127,118
Teradata Corp. (a)	1,742	115,930
TTM Technologies, Inc. (a)	11,530	135,016
Zoll Medical Corp. (a)	2,269	165,977
		12,949,016
Couriers and Messengers - 0.33%
United Parcel Service, Inc.	3,936	302,639

Credit Intermediation and Related Activities - 1.94%
American Express Co.	5,699	301,420
Bank Of The Ozarks, Inc.	8,300	243,605
Cash America International, Inc.	4,919	228,143
Discover Financial Services	5,067	152,061
Signature Bank (a)	3,817	226,577
Visa, Inc.	1,616	188,054
World Acceptance Corp. (a)	7,330	465,602
		1,805,462
Data Processing, Hosting and Related Services - 0.91%
Automatic Data Processing, Inc.	9,563	519,462
DST Systems, Inc.	6,060	321,180
		840,642
Diversified Financials - 0.68%
BlackRock, Inc.	3,156	628,044

Electrical Equipment, Appliance, and Component Manufacturing - 0.58%
Emerson Electric Co.	7,607	382,708
National Presto Industries, Inc.	1,871	162,010
		544,718
Fabricated Metal Product Manufacturing - 1.50%
Alliant Techsystems, Inc.	5,391	323,460
Chart Industries, Inc. (a)	5,825	398,372
Sturm Ruger & Co, Inc.	4,348	181,659
Timken Co.	9,278	486,167
		1,389,658
Food and Beverage Stores - 0.70%
Casey's General Stores, Inc.	7,151	366,345
Ruddick Corp.	3,212	131,564
Whole Foods Market, Inc.	1,861	150,257
		648,166
Food Manufacturing - 2.42%
B & G Foods, Inc.	10,163	236,595
Bunge Ltd. (b)	12,122	816,053
Compass Minerals International, Inc.	1,855	133,653
Corn Products International, Inc.	8,975	514,716
Darling International, Inc. (a)	8,629	137,978
Green Mountain Coffee Roasters, Inc. (a)	4,657	302,565
Omega Protein Corp. (a)	12,223	100,962
		2,242,522
Food Services and Drinking Places - 3.32%
Chipotle Mexican Grill, Inc. (a)	1,686	657,911
Hyatt Hotels Corp. (a)	16,999	703,929
McDonald's Corp.	11,920	1,183,418
Panera Bread Co. (a)	630	97,385
Yum! Brands, Inc.	6,535	432,878
		3,075,521
Food, Beverage & Tobacco - 1.08%
Coca-Cola Co.	14,365	1,003,539

Funds, Trusts, and Other Financial Vehicles - 0.38%
AMERIGROUP Corp. (a)	2,270	154,201
Wellcare Health Plans, Inc. (a)	2,883	195,640
		349,841
Furniture and Related Product Manufacturing - 0.36%
Select Comfort Corp. (a)	7,639	226,038
Tempur-Pedic International, Inc. (a)	1,405	110,995
		337,033
General Merchandise Stores - 2.11%
Dollar Tree, Inc. (a)	3,355	296,951
Macy's, Inc.	6,271	238,110
Pricesmart, Inc.	3,218	207,979
Target Corp.	3,762	213,268
Tractor Supply Co.	2,897	247,607
Wal-Mart Stores, Inc.	12,613	745,175
		1,949,090
Health and Personal Care Stores - 1.33%
Express Scripts, Inc. (a)	4,106	218,973
McKesson Corp.	2,877	240,258
Medco Health Solutions, Inc. (a)	2,776	187,630
Owens & Minor, Inc.	7,291	218,438
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,225	268,450
Walgreen Co.	3,039	100,773
		1,234,522
Health Care Equipment & Services - 0.18%
Atrion Corp.	794	163,564

Heavy and Civil Engineering Construction - 0.49%
Chicago Bridge & Iron Co. - ADR	2,251	104,716
KBR, Inc.	2,855	103,694
MasTec, Inc. (a)	6,928	121,864
Primoris Services Corp.	8,294	127,561
		457,835
Insurance Carriers and Related Activities - 1.20%
Amtrust Financial Services, Inc.	11,225	303,187
Erie Indemnity Co.	1,328	101,074
Validus Holdings Ltd. (b)	23,090	704,014
		1,108,275
Leather and Allied Product Manufacturing - 0.68%
Deckers Outdoor Corp. (a)	3,179	237,662
NIKE, Inc.	3,616	390,239
		627,901
Machinery Manufacturing - 3.65%
Applied Materials, Inc.	21,678	265,339
Cascade Corp.	3,182	169,410
Caterpillar, Inc.	5,242	598,689
Cummins, Inc.	3,468	418,137
Deere & Co.	2,936	243,482
Flowserve Corp.	2,327	275,912
Joy Global, Inc.	826	71,829
KLA-Tencor Corp.	9,973	482,693
Lam Research Corp. (a)	8,015	334,225
Oil States International, Inc. (a)	4,830	392,293
Twin Disc, Inc.	4,182	133,657
		3,385,666
Merchant Wholesalers, Durable Goods - 2.99%
Anixter International, Inc. (a)	5,929	412,303
Arrow Electronics, Inc. (a)	12,325	494,849
Covidien PLC (b)	11,101	580,027
Dorman Products, Inc. (a)	4,157	188,769
Henry Schein, Inc. (a)	5,905	437,088
LKQ Corp. (a)	6,035	192,275
WW Grainger, Inc.	2,243	465,938
		2,771,249
Merchant Wholesalers, Nondurable Goods - 0.68%
Herbalife Ltd. (b)	4,965	328,733
Ralph Lauren Corp.	1,760	305,765
		634,498
Mining (except Oil and Gas) - 0.91%
Cliffs Natural Resources, Inc.	8,081	512,982
Freeport-McMoRan Copper & Gold Inc.	7,908	336,564
		849,546
Miscellaneous Manufacturing - 3.43%
3M Co.	3,899	341,552
Becton Dickinson & Co.	5,279	402,365
Cooper Companies, Inc.	4,650	369,582
CR Bard, Inc.	3,083	288,630
Estee Lauder Companies, Inc.	2,042	119,539
Haemonetics Corp. (a)	2,281	152,895
Intuitive Surgical, Inc. (a)	1,717	878,452
NewMarket Corp.	2,900	529,047
WR Grace & Co. (a)	1,759	100,193
		3,182,255
Miscellaneous Store Retailers - 0.11%
1-800-Flowers.com, Inc. (a)	38,757	105,807

Motion Picture and Sound Recording Industries - 0.20%
Cinemark Holdings, Inc.	8,730	182,632

Motor Vehicle and Parts Dealers - 0.63%
Advance Auto Parts, Inc.	4,018	343,017
AutoZone, Inc. (a)	636	238,169
		581,186
Nonstore Retailers - 0.86%
Amazon.com, Inc. (a)	3,617	649,939
Systemax, Inc. (a)	7,574	146,178
		796,117
Oil and Gas Extraction - 2.38%
Apache Corp.	2,780	300,045
Cabot Oil & Gas Corp.	9,268	323,268
Concho Resources, Inc. (a)	2,894	309,195
Contango Oil & Gas Company (a)	6,744	428,784
Helmerich & Payne, Inc.	4,057	248,694
Occidental Petroleum Corp.	4,056	423,325
Whiting Petroleum Corp. (a)	2,819	165,306
		2,198,617
Other Information Services - 2.01%
BGC Partners, Inc.	10,956	77,021
Google, Inc. (a)	2,888	1,785,506
		1,862,527
Paper Manufacturing - 0.83%
International Paper Co.	5,915	207,912
Rock-Tenn Co.	7,956	560,819
		768,731
Petroleum and Coal Products Manufacturing - 5.16%
Chevron Corp.	9,580	1,045,369
CVR Energy, Inc. (a)	5,556	151,179
Exxon Mobil Corp.	37,798	3,269,527
HollyFrontier Corp.	6,454	210,594
Western Refining, Inc.	5,959	108,156
		4,784,825
Plastics and Rubber Products Manufacturing - 0.18%
Armstrong World Industries, Inc. (a)	3,296	168,821

Primary Metal Manufacturing - 0.27%
Precision Castparts Corp.	1,471	246,290

Professional, Scientific, and Technical Services - 5.41%
Accenture PLC (b)	11,205	667,147
Alliance Data Systems Corp. (a)	3,572	433,498
Biogen Idec, Inc. (a)	5,238	610,070
Booz Allen Hamilton Holdings Corp. (a)	12,866	236,863
CACI International, Inc. (a)	8,721	515,760
Celgene Corp. (a)	1,601	117,393
Cognizant Technology Solutions Corp. (a)	1,832	129,980
Mastercard, Inc.	1,594	669,480
Mistras Group, Inc. (a)	5,028	112,627
Monster Worldwide, Inc. (a)	6,904	47,914
priceline.com, Inc. (a)	1,665	1,043,988
Teledyne Technologies, Inc. (a)	1,655	98,638
Towers Watson & Co.	2,924	186,961
Wright Express Corp. (a)	2,346	145,170
		5,015,489
Publishing Industries (except Internet) - 5.10%
Adobe Systems, Inc. (a)	12,025	395,502
Broadsoft, Inc. (a)	6,523	237,242
Microsoft Corp.	73,920	2,346,221
Opnet Technologies, Inc.	7,242	206,759
Oracle Corp.	42,407	1,241,252
SXC Health Solutions Corp. (a)(b)	2,032	143,866
TIBCO Software, Inc. (a)	5,632	163,159
		4,734,001
Rail Transportation - 0.52%
CSX Corp.	10,694	224,681
Kansas City Southern (a)	3,866	268,997
		493,678
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.90%
GAMCO Investors, Inc.	3,147	145,108
IntercontinentalExchange, Inc. (a)	1,037	143,065
NASDAQ OMX Group, Inc. (a)	9,402	247,649
Stifel Financial Corp. (a)	2,064	77,462
Virtus Investment Partners, Inc. (a)	2,778	220,962
		834,246
Support Activities for Mining - 0.98%
Atwood Oceanics, Inc. (a)	3,476	165,319
Halliburton Co.	11,604	424,590
Rowan Companies, Inc. (a)	3,601	132,769
Schlumberger Ltd. (b)	2,394	185,798
		908,476
Support Activities for Transportation - 0.27%
Tidewater, Inc.	4,141	246,390

Telecommunications - 1.87%
AboveNet, Inc. (a)	3,500	243,460
j2 Global, Inc.	5,728	169,377
SureWest Communications	11,106	248,885
Verizon Communications, Inc.	6,294	239,864
Viacom, Inc.	17,528	834,684
		1,736,270
Transportation Equipment Manufacturing - 3.76%
Astronics Corp. (a)	5,400	180,522
BorgWarner, Inc. (a)	4,817	399,040
Dana Holding Corp. (a)	6,931	110,896
Eaton Corp.	10,134	528,894
Goodrich Corp.	1,058	133,276
HEICO Corp.	3,001	164,095
Honeywell International, Inc.	13,558	807,650
Lockheed Martin Corp.	3,124	276,193
Navistar International Corp. (a)	1,959	81,847
Polaris Industries, Inc.	2,858	188,800
TAL International Group, Inc.	4,463	160,847
TransDigm Group, Inc. (a)	1,273	151,220
Triumph Group, Inc.	4,858	309,940
		3,493,220
Utilities - 0.63%
ITC Holdings Corp.	7,734	583,762

Waste Management and Remediation Services - 0.18%
Clean Harbors, Inc. (a)	2,603	174,818

Water Transportation - 0.52%
Golar LNG Ltd. (b)	7,089	301,069
Royal Caribbean Cruises Ltd. (b)	6,495	185,043
		486,112
Wholesale Electronic Markets and Agents and Brokers - 0.22%
Scansource, Inc. (a)	5,456	201,872

TOTAL COMMON STOCKS (Cost $73,002,743)		90,506,325

REAL ESTATE INVESTMENT TRUST - 1.04%
LTC Properties, Inc.	8,369	258,267
National Health Investors, Inc.	5,677	267,557
Public Storage	1,379	184,883
Rayonier, Inc.	5,668	252,339
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $872,950)		963,046

EXCHANGE TRADED FUNDS - 1.10%
iShares Russell 1000 Growth Index Fund	12,800	821,376
iShares Russell 2000 Index Fund	2,500	202,475
TOTAL EXCHANGE TRADED FUNDS (Cost $1,023,402)		1,023,851

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.29%
Money Market Fund - 0.29%
Wells Fargo Advantage Government Money Market Fund	266,126	266,126
TOTAL SHORT-TERM INVESTMENTS (Cost $266,126)		266,126

Total Investments (Cost $75,165,221) - 100.02%		92,759,348
Liabilities in Excess of Other Assets - (0.02)%		(19,356)
TOTAL NET ASSETS - 100.00%		$92,739,992

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

Cost of investments	$75,165,221
Gross unrealized appreciation	18,738,213
Gross unrealized depreciation	(1,144,086)
Net unrealized appreciation	$17,594,127

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 29, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stock*	$90,506,325	-	-	$90,506,325
Real Estate Investment Trusts	963,046	-	-	963,046
Exchange Traded Funds	1,023,851	-	-	1,023,851
Total Equity	$92,493,222			92,493,222
Short-Term Investments	266,126	-	-	266,126
Total Investments in Securities	$92,759,348	$-	$-	$92,759,348

There were no transfers into and out of Level 1 and 2 during the period ended February 29, 2012.
The Fund held no Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 29, 2012.

Gerstein Fisher Multi-Factor International Growth Equity Fund
Schedule of Investments
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.53%
Australia - 8.59%
BHP Billiton Ltd.	23,222	899,054
Campbell Brothers Ltd.	5,993	381,520
CSL Ltd.	4,836	170,010
Iluka Resources Ltd.	29,260	524,047
Incitec Pivot Ltd.	43,134	150,805
Newcrest Mining Ltd.	5,626	202,066
Orica Limited	6,960	203,029
QR National Ltd.	53,158	222,907
Ramsay Health Care Ltd.	11,963	235,426
Rio Tinto Limited	2,358	170,571
Santos Limited	12,659	195,769
Suncorp Group Ltd.	24,535	215,238
Wesfarmers Ltd.	9,167	286,088
Woolworths Ltd.	4,843	131,458
		3,987,988
Belgium - 2.78%
Anheuser-Busch InBev NV	12,877	865,009
UCB SA	3,962	159,994
Umicore SA	5,147	267,780
		1,292,783
Bermuda - 0.53%
Seadrill Ltd.	5,987	248,182

Cayman Islands - 0.83%
Sands China Ltd.	65,078	244,581
Wynn Macau Ltd.	53,366	140,705
		385,286
Denmark - 4.15%
Carlsberg A/S	2,127	167,442
Coloplast A/S	957	157,431
Danske Bank A/S (a)	9,570	172,351
Novo Nordisk A/S	6,815	955,618
Novozymes A/S	5,818	173,068
TDC A/S	16,119	127,758
Tryg A/S	3,285	176,012
		1,929,680
Finland - 1.23%
Neste Oil OYJ	10,187	125,475
Nokian Renkaat OYJ	1,934	85,829
Pohjola Bank PLC	20,210	233,581
Wartsila OYJ Abp	3,623	124,728
		569,613
France - 9.11%
Air Liquide SA	2,534	329,267
Arkema SA	2,612	239,353
AtoS	2,117	120,491
Casino Guichard Perrachon SA	2,278	221,918
Christian Dior SA	872	135,288
Cie de St-Gobain	4,975	236,229
Cie Generale d'Optique Essilor International SA	1,617	128,743
Danone	4,744	320,952
Dassault Systemes SA	1,467	121,804
Imerys SA	2,368	143,138
Legrand SA	2,985	108,371
L'Oreal SA	1,103	125,806
LVMH Moet Hennessy Louis Vuitton SA	2,259	380,122
Pernod-Ricard SA	2,332	241,284
Safran SA	4,377	146,691
Schneider Electric SA	5,230	355,435
Societe BIC SA	2,222	223,420
Societe Television Francaise 1	3,821	45,664
Sodexo	1,380	106,215
Technip SA	2,194	239,487
Wendel SA	3,084	259,842
		4,229,520
Germany - 8.97%
Adidas AG	2,094	164,545
BASF SE	9,880	867,453
Bayerische Motoren Werk AG	3,925	363,069
Continental AG (a)	1,500	136,554
Fresenius SE & Co. KGaA	1,374	142,053
GEA Group AG	6,288	212,454
Henkel AG & Co. KGaA	4,254	232,174
Lanxess AG	2,792	208,680
Linde AG	1,044	173,587
Porsche Automobil Holding SE	3,366	219,137
SAP AG	6,263	422,634
Siemens AG	3,314	330,526
Suedzucker AG	5,676	164,439
Volkswagen AG	1,443	244,544
Volkswagen AG	1,531	286,280
		4,168,129
Hong Kong - 4.77%
AIA Group Ltd.	113,519	430,296
ASM Pacific Technology Ltd.	7,899	111,312
Bank Of East Asia Ltd.	48,976	197,326
Cheung Kong Infstructure Holdings Ltd.	33,399	196,358
First Pacific Company Ltd.	301,461	338,532
Galaxy Entertainment Group Ltd. (a)	72,054	177,994
Hong Kong & China Gas Co. Ltd.	67,008	171,058
Li & Fung Ltd.	94,090	215,931
SJM Holdings Ltd.	82,123	171,950
Sun Hung Kai Properties Ltd.	8,013	123,353
Swire Pacific Ltd.	7,013	79,749
		2,213,859
Ireland - 1.48%
Elan Corp. PLC (a)	17,071	213,109
James Hardie Industries SE - ADR	20,675	162,528
Kerry Group PLC	5,216	222,378
Ryanair Holdings PLC - ADR (a)	2,716	91,040
		689,055
Israel - 0.70%
Mizrahi Tefahot Bank Ltd.	10,929	86,282
Teva Pharmaceutical Industries Ltd.	5,375	240,816
		327,098
Italy - 1.81%
Assicurazioni Generali SpA	10,072	162,235
Exor SpA	7,324	184,129
Fiat Industrial SpA	11,578	123,403
Pirelli & Co. SpA	16,551	172,438
Saipem SpA	3,891	196,837
		839,042
Japan - 8.53%
Bridgestone Corp.	4,235	101,903
Daihatsu Motor Co. Ltd.	9,944	190,586
Daito Trust Construction Co. Ltd.	1,589	139,959
Gree, Inc.	2,685	83,962
IHI Corporation	82,406	208,828
ITOCHU Corp.	31,656	360,214
Itochu Techno-Solutions Corp.	4,497	200,260
Iyo Bank Ltd.	36,998	335,435
KDDI Corp.	10	63,476
Koito Manufacturing Co. Ltd.	2,796	47,913
Konami Corp.	4,704	129,275
Lawson, Inc.	2,779	163,410
Namco Bandai Holdings, Inc.	13,457	187,891
NHK Spring Co Ltd.	8,759	90,295
Nishi-Nippon City Bank Ltd.	126,690	360,012
OJI Paper Co. Ltd.	41,254	205,027
Otsuka Holdings Co. Ltd.	2,904	81,558
Sanrio Co Ltd.	3,605	147,455
Shikoku Electric Power Co., Inc.	1,525	41,985
Sumitomo Rubber Industries Ltd.	20,959	263,759
Suruga Bank Ltd.	27,779	257,321
Tosoh Corp.	60,665	178,361
Yamada Denki Co. Ltd.	1,936	125,510
		3,964,395
Jersey - 1.18%
Resolution Ltd.	77,014	329,580
Wolseley PLC	5,636	218,418
		547,998
Luxembourg - 0.59%
Millicom International Cellular SA (a)	1,492	167,198
Tenaris SA	5,522	107,412
		274,610
Netherlands - 5.82%
ASML Holding NV	11,052	507,999
European Aeronautic Defence and Space Co. NV	6,757	245,450
Koninklijke Ahold NV	28,446	393,388
Koninklijke Boskalis Westminster NV	5,151	197,302
Koninklijke Vopak NV	5,466	305,131
SBM Offshore NV	11,724	212,743
Unilever NV	25,317	840,888
		2,702,901
Norway - 0.99%
Telenor ASA (a)	13,549	250,405
Yara International ASA	4,314	211,555
		461,960
Portugal - 0.34%
Jeronimo Martins SGPS SA	8,464	156,294

Singapore - 3.45%
Fraser & Neave Ltd.	55,414	296,422
Golden Agri-Resources Ltd.	502,732	293,443
Jardine Cycle & Carriage Ltd.	7,045	269,204
Keppel Corp. Ltd.	36,441	321,971
Singapore Telecommunications Ltd.	35,685	90,450
Starhub Ltd.	72,695	170,890
Yangzijiang Shipbuilding Holdings Ltd.	145,641	158,375
		1,600,755
Spain - 3.54%
Distribuidora Internacional de Alimentacion SA (a)	39,145	191,402
Enagas SA	10,315	211,569
Ferrovial SA	20,043	253,682
Iberdrola SA	54,839	324,542
Inditex SA	1,798	166,031
Repsol YPF SA	19,082	497,527
		1,644,753
Sweden - 7.31%
Assa Abloy AB	6,380	193,807
Atlas Copco AB	16,057	372,255
Getinge AB	5,283	150,982
Hennes & Mauritz AB	7,876	283,054
Holmen AB	8,211	238,507
Investment AB Kinnevik	16,044	365,650
Lundin Petroleum AB (a)	9,797	228,609
SKF AB	6,573	166,193
Swedbank AB (a)	28,431	486,397
Swedish Match AB	4,841	184,881
Tele2 AB	13,980	284,595
Telefomaktiebolaget LM Ericsson	15,520	155,861
Volvo AB	19,496	284,479
		3,395,270
Switzerland - 9.73%
ABB Ltd.	10,730	219,652
Aryzta AG	5,127	254,452
Barry Callebaut AG	189	185,093
Cie Financiere Richemont SA	4,714	289,447
Julius Baer Group Ltd.	4,496	176,172
Lindt & Spruengli AG	50	153,366
Lonza Group AG	3,231	167,889
Nestle SA	8,859	541,508
Pargesa Holdings SA	1,933	143,474
Partners Group Holding AG	990	184,387
Roche Holdings AG	4,813	837,899
Sulzer AG	895	128,507
Swatch Group AG	2,241	178,101
Swiss Re AG	7,945	471,589
Syngenta AG	537	175,102
UBS AG (a)	29,409	411,213
		4,517,851
United Kingdom - 9.10%
Aggreko PLC	5,266	185,397
Anglo American PLC	3,813	160,720
ARM Holdings PLC	13,731	124,404
Babcock International Group PLC	15,852	189,897
BHP Billiton PLC	5,470	177,306
British American Tobacco PLC	4,973	251,348
BT Group PLC	54,427	186,163
Bunzl PLC	18,080	276,702
Fresnillo PLC	2,745	83,060
GKN PLC	63,421	220,760
GlaxoSmithKline PLC	5,088	112,270
Imperial Tobacco Group PLC	5,418	214,710
International Power PLC	28,112	154,697
Kingfisher PLC	40,659	183,832
Meggitt PLC	31,734	195,075
Next PLC	4,336	191,146
Rio Tinto PLC	2,464	140,491
Rolls-Royce Holdings PLC (a)	16,779	217,285
Schroders PLC	2,706	66,554
Tate & Lyle PLC	29,545	327,844
TESCO PLC	32,479	163,330
Weir Group PLC	6,108	204,643
WM Morrison Supermarkets PLC	43,272	199,639
		4,227,273
TOTAL COMMON STOCKS (Cost $43,266,445)		44,374,295

REAL ESTATE INVESTMENT TRUST - 1.37%
France - 0.41%
Unibail-Rodamco SE	985	190,286
Hong Kong - 0.55%
The Link REIT	67,914	254,802
Japan - 0.41%
Japan Retail Fund Investment Corp.	127	190,133
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $624,217)		635,221

EXCHANGE TRADED FUNDS - 2.75%
iShares MSCI EAFE Growth Index	1,321	76,737
iShares MSCI EAFE Index Fund	21,935	1,199,844
TOTAL EXCHANGE TRADED FUNDS (Cost $1,244,556)		1,276,581

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.57%
STIT-Treasury Portfolio	266,435	266,435
TOTAL SHORT-TERM INVESTMENTS (Cost $266,435)		266,435

Total Investments (Cost $45,401,653) - 100.22%		46,552,532
Liabilities in Excess of Other Assets - (0.22)%		(100,705)
TOTAL NET ASSETS - 100.00%		$46,451,827

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

Cost of investments	$45,401,653
Gross unrealized appreciation	1,372,526
Gross unrealized depreciation	(221,647)
Net unrealized appreciation	$1,150,879

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund’s first annual report, which will be dated November 30, 2012.

Summary of Fair Value Exposure at February 29, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stock*	$44,374,295		-	$44,374,295
Real Estate Investment Trusts	635,221	-	-	635,221
Exchange Traded Funds	1,276,581	-	-	1,276,581
Total Equity	$46,286,097			46,286,097
Short-Term Investments	266,435	-	-	266,435
Total Investments in Securities	$46,552,532	$-	$-	$46,552,532

There were no transfers into and out of Level 1 and 2 during the period ended February 29, 2012.
The Fund held no Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 29, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date          4/18/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joseph Neuberger
                                                    Joseph Neuberger, President

Date          4/18/2012

By (Signature and Title)*  /s/ John Buckel
                                                    John Buckel, Treasurer

Date          4/18/2012

* Print the name and title of each signing officer under his or her signature.